Related-Party Transactions	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Related-Party Transactions
30.	RELATED-PARTY TRANSACTIONS
The Natura Institute holds shares in the investment fund Fundo de Investimento Essencial, and on December 31, 2019 the balance was R$ 3,766 (R$ 2,228 on December 31, 2018).
On June 5, 2012, an agreement was entered into, still present, between Indústria e Comércio de Cosméticos Natura Ltda. and Bres Itupeva Empreendimentos Imobiliários Ltda., (“Bres Itupeva”), for the construction and lease of processing, distribution, storage (HUB), in the city of Itupeva / SP a distribution center (HUB), in the city of Itupeva/SP. In 2019, Bres Itupeva granted its credits to BRC Securitizadora S/A, to which Natura makes monthly payments. Mr. Guilherme Peirão Leal and Mr. Pedro Luiz Barreiros Passos, members of the group of controlling shareholders of Natura Cosméticos S.A., indirectly hold controlling interests in Bres Itupeva. The amount involved in the registered transaction is recorded under “Right of Use” of “Buildings” in the amount of R$ 44,244 (R$ 49,136 under “Builds” of Property, Plant and Equipment as of December 31, 2018).
Natura Cosméticos S.A. and Raia Drogasil S.A. entered into a purchase and sale agreement and other covenants for selling products in Raia and Drogasil. Mr. Guilherme Peirão Leal and Mr. Pedro Luiz Barreiros Passos, members of the Natura Cosméticos S.A. control block, indirectly hold shareholding interest in Raia Drogasil S.A.
In the period ended September 30, 2019, Natura Cosméticos S.A. and its subsidiary transferred to the Natura Institute, in the form of a donation associated with maintenance, the amount of R$ 1,500 corresponding to 0.5% of net income for the prior fiscal year, and a donation associated with the net sales of products in the Natura Crer Para Ver line, in the amount of R$ 23,000 (R$ 25,289 on December 31, 2018).
30.1. Key management personnel compensation
The total compensation of the Company’s Management is as follows:

2019	2018	2017
Compensation	Compensation	Compensation

	Fixed	Variable	Total	Fixed	Variable	Total	Fixed	Variable	Total
	(a)	(b)		(a)	(b)		(a)	(b)
Board of Directors	22,056	30,919	52,975	13,141	24,860	38,001	8,700	7,300	16,000
Officers	32,963	42,142	75,105	32,739	68,540	101,279	24,681	46,729	71,410

	55,019	73,061	128,080	45,880	93,400	139,280	33,381	54,029	87,410

a)
The item “Officers” includes the amount of R$536 referred to the amortization of the Confidentiality and
Non-Compete
Agreement during the fiscal year ended December 31, 2019 (R$1,946 in the fiscal year ended December 31, 2018).

b)
Refers to profit sharing, on an accrual basis, net of reversals, regarding the Restricted Stock Plan and Strategy Acceleration Program, including charges, as applicable, to be determined in the year. The amounts include additions to and/or reversals of provisions made in the previous year, due to final assessment of the targets established for board members and officers, statutory and non-statutory,
in relation to profit sharing.

30.2. Share-based payments
Breakdown of the Company officers and executives’ compensation:

	Grant of options
	2019			2018			2017
	Stock option balance (number) 1 (a)	Average fair value of stock options 1 – R$	Average exercise price 1 - R$ (b)	Stock option balance (number) 1 (a)	Average fair value of stock options 1 – R$	Average exercise price 1 - R$ (b)	Stock option balance (number) 1 (a)	Average fair value of stock options 1 – R$	Average exercise price 1 - R$ (b)
Officers	13,059,677	8.40	16.51	11,156,406	7.47	15.96	9,835,148	6.22	16.58

	Restricted shares
	2019		2018		2017
	Stock option balance (number) 1 (a)	Average exercise price 1 - R$ (b)	Stock option balance (number) 1 (a)	Average exercise price 1 - R$ (b)	Stock option balance (number) 1 (a)	Average exercise price 1 - R$ (b)
Officers	1,012,641	19.23	751,794	14.81	562,390	11,68
¹ The number of stock options granted, expired and exercised and their respective fair values are shown already considering the stock split approved at the Extraordinary Shareholders Meeting held on September 17, 2019.

a)	Refers to the balance of the options and restricted shares ripe (“vested”) and mature (“unvested”), not carried out, at the balance sheet dates.

b)
Refers to the weighted-average exercise price of the option at the time of the stock option plans, adjusted for interest based on the Extended Consumer Price Index (IPCA) through the end of the reporting period. The new Stock Option Plan implemented in 2015, include no monetary adjustment.